Label	Element	Value
PowerShares S&P International Developed Low Volatility Portfolio | PowerShares S&P International Developed Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P 500® High Dividend Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares DWA SmallCap Technical LeadersTM Portfolio

Each of PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio (each, a "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its respective underlying index. Instead, each Fund generally invests in all of the securities comprising its respective underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P International Developed Low Volatility Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•  On page 60, the sixth sentence of the first paragraph in the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  On page 61, under the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 62, under the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.